Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Reconciliation for Impaired Accounts Receivable (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Domestic customers
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	$ (8,158,697)	$ (8,752,400)	$ (5,637,756)
Impairment of accounts receivable	(3,448,371)	593,703	(3,114,644)
Balance at the end of the year	(11,607,068)	(8,158,697)	(8,752,400)
Export customers
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(16,237,967)	(167,546)	(190,779)
(Increase) cancellation (1)	(9,504,395)	(16,032,261)	1,320
Translation effects	20,783	(38,160)	21,913
Balance at the end of the year	$ (25,721,579)	$ (16,237,967)	$ (167,546)